Property, Plant And Equipment, Net	12 Months Ended
Dec. 31, 2012
Property, Plant And Equipment, Net [Abstract]
Property, Plant And Equipment, Net

Note 7 - Property, Plant and Equipment, Net

A.           Consist of:

	December 31
	2011	2012
Cost
Land	$454	$461
Leasehold land (1)	272	272
Buildings on leasehold land (1)	4,356	4,356
Buildings	5,303	5,309
Computers, software and manufacturing equipment	13,154	14,444
Office furniture and equipment	1,869	1,958
Motor vehicles	404	570

Total cost	25,812	27,370

Total accumulated depreciation	12,585	14,296

Net book value	$13,227	$13,074

(1)

The leasehold land consists of two plots owned by the Israel Lands Administration.  Rights to leasehold land on the first plot extend over the original period of 49 years ending in the year 2041 with an option to extend for an additional 49 years, and on the second plot for a period of 49 years, which will end in the year 2047 with an option to extend for a further 49 years.  The amount includes payments on account of land development and payments of the capitalization of leasing payments.  The rent for the initial 49-year term of each of these leases was prepaid in its entirety at the beginning of the lease terms as is customary in Israel for leases of property for industrial purposes from the Israel Lands Authority.

B.	As to liens - See Note 10C.

C.	Depreciation expenses amounted to $1,553, $1,679 and $1,537 for the years ended December 31, 2010, 2011 and 2012, respectively.